Related Party Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2018
IfrsStatementLineItems [Line Items]
Settled amount			R$ 159,274
Principal interest			R$ 158,849
Copel C O M [Member] | Energy Sale Contracts [Member]
IfrsStatementLineItems [Line Items]
Purchase commitments	R$ 63,899
Sales commitments	31,309
Copel Comercializacao S A [Member] | Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	4,339	R$ 4,307
Copel geracaoe transmissao SA [member] | Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	R$ 192,707	R$ 112,069